ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2022	2021

Accounts Payable	$6,869,941	$4,777,435
Accrued Liabilities	12,183,677	2,418,664
Accrued Payroll and Related Liabilities	2,009,598	1,699,253
Sales Tax and Cannabis Taxes	1,270,572	1,319,652

Total Accounts Payable and Accrued Liabilities	$22,333,788	$10,215,004